Accounts receivable, net	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Accounts receivable, net

4.    Accounts receivable, net

Accounts and notes receivables are consisted of the following:

	December 31, 2018	December 31, 2019
	RMB	RMB
Notes receivable	3,625	12,209
Accounts receivable, gross	49,121	74,357
Less: allowance for doubtful accounts	(491)	(14,175)
Accounts receivable, net	52,255	72,391

The Group closely monitors the collection of its accounts receivable and records allowance for doubtful accounts against aged accounts receivable and for specifically identified non-recoverable amounts. If the economic situation and the financial condition of a customer deteriorate resulting in an impairment of the customer’s ability to make payments, additional allowances might be required. Notes receivable were 3.6 million and 12.2 million for the years ended December 31, 2018 and 2019, respectively. The prior year figures for notes receivable have been reclassified to conform to current year presentation to facilitate comparison.

Receivable balance are written off when they are determined to be uncollectable. The following table sets out movements of the allowance for doubtful accounts for the years ended December 31, 2017, 2018 and 2019:

	December 31, 2017	December 31, 2018	December 31, 2019
	RMB	RMB	RMB
Balance at the beginning of the period	-	418	491
Additions charged to bad debt expense	418	491	13,684
Write-off of bad debt allowance	-	(418)	-
Balance at the end of the period	418	491	14,175